UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-9279
Van Kampen Equity Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)          (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Technology Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.4%
Aerospace & Defense 3.8%
Lockheed Martin Corp.	47,500	$3,662,725

Application Software 8.9%
Adobe Systems, Inc. (a)	55,000	1,273,800
Amdocs Ltd. (Guernsey) (a)	100,000	1,879,000
Autodesk, Inc. (a)	45,000	746,550
Citrix Systems, Inc. (a)	60,000	1,599,600
Synopsys, Inc. (a)	200,000	3,206,000

		8,704,950

Biotechnology 14.9%
Amgen, Inc. (a)	40,000	2,221,600
Celgene Corp. (a)	20,000	1,042,000
Genentech, Inc. (a)	55,000	4,213,000
Genzyme Corp. (a)	47,500	3,040,950
Gilead Sciences, Inc. (a)	45,000	2,015,550
Myriad Genetics, Inc. (a)	25,000	1,482,000
United Therapeutics Corp. (a)	10,000	548,300

		14,563,400

Communications Equipment 15.7%
Cisco Systems, Inc. (a)	235,000	3,886,900
F5 Networks, Inc. (a)	50,000	1,245,000
Juniper Networks, Inc. (a)	140,000	2,433,200
QUALCOMM, Inc.	175,000	5,874,750
Research In Motion Ltd. (Canada) (a)	45,000	1,911,150

		15,351,000

Computer Hardware 13.9%
Apple, Inc. (a)	55,000	5,096,850
Hewlett-Packard Co.	130,000	4,586,400
IBM Corp.	47,500	3,876,000

		13,559,250

	Number of
Description	Shares	Value

Computer Storage & Peripherals 2.7%
EMC Corp. (a)	100,000	$1,057,000
NetApp, Inc. (a)	115,000	1,552,500

		2,609,500

Electrical Components & Equipment 0.0%
SunPower Corp., Class B (a)	3	78

Fertilizers & Agricultural Chemicals 2.0%
Monsanto Co.	25,000	1,980,000

Home Entertainment Software 4.0%
Activision Blizzard, Inc. (a)	330,000	3,861,000

Internet Retail 1.5%
Amazon.com, Inc. (a)	35,000	1,494,500

Internet Software & Services 9.4%
Google, Inc., Class A (a)	15,000	4,394,400
VeriSign, Inc. (a)	50,000	1,079,500
Yahoo!, Inc. (a)	325,000	3,740,750

		9,214,650

Semiconductor Equipment 3.9%
Applied Materials, Inc.	75,000	718,500
ASML Holding N.V. (Netherlands)	55,000	843,150
KLA-Tencor Corp.	50,000	940,500
Lam Research Corp. (a)	65,000	1,313,000

		3,815,150

Semiconductors 6.7%
Altera Corp.	60,000	882,600
Analog Devices, Inc.	45,000	769,500
Broadcom Corp., Class A (a)	65,000	995,150
Intel Corp.	90,000	1,242,000
National Semiconductor Corp.	55,000	605,000
Texas Instruments, Inc.	60,000	934,200

	Number of
Description	Shares	Value

Xilinx, Inc.	65,000	$1,063,400

		6,491,850

Systems Software 13.0%
BMC Software, Inc. (a)	65,000	1,622,400
Check Point Software Technologies Ltd. (Israel) (a)	105,000	2,164,050
McAfee, Inc. (a)	110,000	3,336,300
Microsoft Corp.	95,000	1,920,900
Oracle Corp. (a)	165,000	2,654,850
Symantec Corp. (a)	85,000	1,022,550

		12,721,050

Total Long-Term Investments 100.4%
(Cost $127,595,214)		98,029,103

Repurchase Agreements 1.0%
Banc of America Securities ($209,445 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $209,450)	209,445
Citigroup Global Markets, Inc. ($418,889 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $418,898)	418,889
JPMorgan Chase & Co. ($125,667 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $125,669)	125,667
State Street Bank & Trust Co. ($250,999 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $250,999)	250,999

Total Repurchase Agreements 1.0%
(Cost $1,005,000)	1,005,000

Total Investments 101.4%
(Cost $128,600,214)	99,034,103

Liabilities in Excess of Other Assets (1.4%)	(1,369,452)

Net Assets 100.0%	$97,664,651

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$98,029,103
Level 2 - Other Significant Observable Inputs	1,005,000
Level 3 - Significant Unobservable Inputs	-0-

Total	$99,034,103
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.6%
Australia 2.4%
Computershare Ltd.	302,864	$1,315,078

Bermuda 7.7%
Axis Capital Holdings Ltd.	66,544	1,684,229
Esprit Holdings Ltd.	210,611	985,567
Li & Fung Ltd.	912,000	1,660,091

		4,329,887

China 1.6%
China Shenhua Energy Co. Ltd.	489,000	902,314

Finland 2.6%
Vacon Oyj	57,290	1,474,639

France 9.5%
Groupe DANONE	32,642	1,881,711
Ipsen SA	43,165	1,436,999
Sodexo	39,261	1,982,587

		5,301,297

Germany 11.7%
adidas-Salomon AG	54,282	1,698,541
Fresenius AG	52,409	2,290,459
United Internet AG	181,266	1,177,210
Wirecard AG (a)	239,017	1,355,411

		6,521,621

Greece 1.6%
EFG Eurobank Ergasias SA	106,015	891,193

Ireland 2.1%
ICON PLC — ADR (a)	55,500	1,176,045

Israel 7.1%
Strauss Group Ltd.	154,129	1,490,836

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd. — ADR	57,468	$2,479,744

		3,970,580

Japan 6.0%
DAITO Trust Construction Co. Ltd.	56,800	2,417,383
EPS Co. Ltd.	247	965,373

		3,382,756

Jersey Channel Island 3.3%
Shire Ltd.	133,042	1,840,482

Mexico 3.4%
Fomento Economico Mexicano SA de CV,
Class B — ADR	69,450	1,910,569

Netherlands 4.3%
QIAGEN NV (a)	150,390	2,425,791

Republic of Korea (South Korea) 1.5%
NHN Corp. (a)	10,252	857,356

South Africa 2.8%
Aspen Pharmacare Holdings Ltd. (a)	418,028	1,559,556

Spain 6.9%
Banco Santander SA	186,450	1,533,509
Telefonica SA	113,813	2,311,342

		3,844,851

Sweden 0.8%
ORC Software AB	51,991	465,742

Switzerland 3.7%
Lonza Group AG	25,220	2,086,277

United Kingdom 14.0%
Homeserve PLC	47,200	696,160
Intertek Group PLC	185,356	2,165,939

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

United Kingdom (continued)
Man Group PLC	253,196	$986,055
SABMiller PLC	133,973	2,176,200
Standard Chartered PLC (rights, expiring 12/17/08) (a)	39,268	247,608
Standard Chartered PLC	119,115	1,557,190

		7,829,152

United States 2.6%
NII Holdings, Inc., Class B (a)	73,588	1,430,551

Total Long-Term Investments 95.6%
(Cost $75,497,433)		53,515,737

Repurchase Agreements 3.4%

Banc of America Securities ($401,175 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $401,185)	401,175
Citigroup Global Markets, Inc. ($802,351 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $802,368)	802,351
JPMorgan Chase & Co. ($240,705 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $240,709)	240,705

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($480,769 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $480,770)	480,769

Total Repurchase Agreements 3.4%
(Cost $1,925,000)	1,925,000

Total Investments 99.0%
(Cost $77,422,433)	$55,440,737

Foreign Currency 0.3%
(Cost $166,045)	169,315

Other Assets in Excess of Liabilities 0.7%	394,841

Net Assets 100.0%	$56,004,893

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $41,303,844 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
ADR — American Depositary Receipt

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)
Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets

Pharmaceuticals	$7,316,781	13.1%
Life Sciences Tools & Services	6,653,485	11.9
Diversified Banks	4,229,499	7.6
Diversified Commercial & Professional Services	4,217,510	7.5
Packaged Foods & Meats	3,372,546	6.0
Homebuilding	2,417,383	4.3
Integrated Telecommunication Services	2,311,342	4.1
Health Care Services	2,290,459	4.1
Brewers	2,176,199	3.9
Internet Software & Services	2,034,566	3.6
Restaurants	1,982,587	3.5
Soft Drinks	1,910,570	3.4
Apparel, Accessories & Luxury Goods	1,698,542	3.0
Property & Casualty Insurance	1,684,229	3.0
Distributors	1,660,091	3.0
Electrical Components & Equipment	1,474,639	2.6
Wireless Telecommunication Services	1,430,551	2.6
Data Processing & Outsourced Services	1,315,079	2.4
Asset Management & Custody Banks	986,055	1.8
Apparel Retail	985,567	1.8
Coal & Consumable Fuels	902,314	1.6
Application Software	465,743	0.8

	$53,515,737	95.6%

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (''FAS 157’’), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$11,354,537
Level 2 — Other Significant Observable Inputs	44,086,200
Level 3 — Significant Unobservable Inputs	-0-

Total	$55,440,737

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and

Van Kampen International Advantage Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)
other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are value using quoted foreign exchange rates.

Van Kampen American Franchise Fund
Portfolio of Investments ■ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.2%
Distillers & Vintners 3.1%
Brown-Forman Corp., Class B	167,611	$7,356,447

Education Services 2.6%
Career Education Corp. (a)	327,153	6,045,787

Fertilizers & Agricultural Chemicals 3.4%
Scotts Miracle-Gro Co., Class A	252,119	8,158,571

Household Products 13.4%
Kimberly-Clark Corp.	228,061	13,179,645
Procter & Gamble Co.	287,444	18,497,022

		31,676,667

Housewares & Specialties 3.2%
Fortune Brands, Inc.	203,368	7,687,310

Internet Software & Services 2.1%
eBay, Inc. (a)	381,252	5,005,839

IT Consulting & Other Services 4.3%
Accenture Ltd., Class A (Bermuda)	326,193	10,105,459

Motorcycle Manufacturers 2.0%
Harley-Davidson, Inc.	282,031	4,797,347

Packaged Foods & Meats 13.4%
Cadbury PLC (United Kingdom)	1,195,308	10,132,104
Kellogg Co.	221,925	9,638,203
Nestle SA (Switzerland)	329,173	11,907,034

		31,677,341

Personal Products 3.8%
Estee Lauder Cos., Inc., Class A	318,650	8,890,335

Pharmaceuticals 7.1%
Johnson & Johnson	285,253	16,710,121

Van Kampen American Franchise Fund
Portfolio of Investments ■ November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Publishing 2.2%
McGraw-Hill Co., Inc.	210,740	$5,268,500

Restaurants 2.9%
Domino’s Pizza, Inc. (a)	552,852	2,134,009
Starbucks Corp. (a)	523,274	4,672,837

		6,806,846

Soft Drinks 3.3%
PepsiCo, Inc.	138,805	7,870,243

Specialized Consumer Services 3.7%
Weight Watchers International, Inc.	309,492	8,758,624

Specialized Finance 2.3%
Moody’s Corp.	247,650	5,376,481

Tobacco 19.4%
Philip Morris International, Inc.	542,456	22,869,945
Reynolds American, Inc.	427,925	17,579,159
UST, Inc.	77,097	5,300,419

		45,749,523

Total Long-Term Investments 92.2%
(Cost $287,250,402)		217,941,441

Repurchase Agreements 7.5%
Banc of America Securities ($3,687,479 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $3,687,571)		3,687,479
Citigroup Global Markets, Inc. ($7,374,958 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $7,375,112)		7,374,958
JPMorgan Chase & Co. ($2,212,488 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $2,212,524)		2,212,488

Van Kampen American Franchise Fund
Portfolio of Investments ■ November 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($4,419,075 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $4,419,086)	$4,419,075

Total Repurchase Agreements 7.5%
(Cost $17,694,000)	17,694,000

Total Investments 99.7%
(Cost $304,944,402)	235,635,441

Foreign Currency 0.0%
(Cost $5,107)	4,390

Other Assets in Excess of Liabilities 0.3%	629,876

Net Assets 100.0%	$236,269,707

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $22,039,138 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen American Franchise Fund
Portfolio of Investments ■ November 30, 2008 (Unaudited) continued
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$195,902,303
Level 2 - Other Significant Observable Inputs	39,733,138
Level 3 - Significant Unobservable Inputs	-0-

Total	$235,635,441

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Australia 3.2%
BHP Billiton Ltd.	585,859	$11,773,856
CSL Ltd.	413,835	9,527,954

		21,301,810

Austria 2.1%
Erste Bank Der Oester Spark AG	291,229	6,651,723
Vienna Insurance Group	272,350	7,532,109

		14,183,832

Bermuda 0.9%
Esprit Holdings Ltd.	1,358,394	6,356,686

Canada 2.9%
EnCana Corp.	185,671	8,713,153
Petrobank Energy & Resources Ltd. (a)	252,950	4,727,770
Research In Motion Ltd. (a)	138,500	5,882,095

		19,323,018

Cayman Islands 1.1%
Parkson Retail Group Ltd.	8,149,500	7,545,758

China 3.8%
Bank of East Asia Ltd.	3,090,800	6,635,610
China Resources Power Holdings Co., Ltd.	5,202,000	10,306,673
CNOOC Ltd.	10,428,000	8,539,639

		25,481,922

Denmark 1.4%
Vestas Wind Systems A/S (a)	206,337	9,382,343

Egypt 0.7%
Orascom Construction Industries — GDR	98,177	4,482,679

Finland 3.6%
Fortum Oyj	570,144	11,454,898
Kone Oyj, Class B	622,561	12,407,236

		23,862,134

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

France 8.6%
AXA SA	564,921	$10,816,650
BNP Paribas SA	164,246	9,105,843
Essilor International SA	272,946	10,924,076
LVMH Moet-Hennessy Louis Vuitton SA	120,316	6,856,894
Total SA	371,044	19,473,557

		57,177,020

Germany 9.4%
Adidas AG	240,441	7,523,654
Bayer AG	208,527	10,839,216
E.ON AG	497,507	17,543,814
Linde AG	109,829	8,062,324
SAP AG	274,696	9,440,329
SGL Carbon AG (a)	337,302	8,839,574

		62,248,911

Greece 2.6%
Coca-Cola Hellenic Bottling Co., SA	632,221	9,839,047
National Bank of Greece SA	377,544	7,213,055

		17,052,102

India 1.6%
Bharti Airtel Ltd. (a)	779,441	10,524,528

Indonesia 0.2%
Bumi Resources Tbk PT	18,964,500	1,556,757

Ireland 0.5%
Ryanair Holdings PLC — ADR (a)	120,500	3,164,330

Israel 2.5%
Teva Pharmaceutical Industries Ltd. — ADR	379,607	16,380,042

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Japan 15.9%
Canon, Inc.	327,600	$9,747,803
Daikin Industries Ltd.	363,800	9,571,813
FamilyMart Co., Ltd.	195,700	7,973,022
Fast Retailing Co., Ltd.	79,700	9,148,851
Komatsu Ltd.	628,400	7,714,768
Mitsubishi Estate Co., Ltd.	695,000	10,397,952
Nikon Corp.	435,000	4,930,101
Nippon Electric Glass Co., Ltd.	870,000	4,978,516
Rakuten, Inc.	14,463	7,912,319
Shin-Etsu Chemical Co., Ltd.	247,300	9,443,197
Stanley Electric Co., Ltd.	696,400	8,370,091
Terumo Corp.	332,300	15,431,864

		105,620,297

Luxembourg 1.6%
ArcelorMittal	178,685	4,301,831
Millicom International Cellular SA	161,100	6,174,963

		10,476,794

Mexico 2.7%
America Movil SAB de CV, Ser L — ADR	273,444	8,203,320
Wal-Mart de Mexico SAB de CV, Ser V — ADR	360,247	9,932,982

		18,136,302

Netherlands 1.3%
Reed Elsevier NV	721,351	8,479,643

Norway 0.5%
Storebrand ASA	1,888,900	3,431,157

Portugal 1.3%
Banco Espirito Santo SA	1,184,798	8,745,363

Republic of China (Taiwan) 1.4%
Delta Electronics, Inc.	4,677,200	9,113,067

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

Singapore 2.0%
DBS Group Holdings Ltd.	1,268,255	$7,851,843
Keppel Corp., Ltd.	1,910,800	5,331,896

		13,183,739

Spain 1.2%
Banco Santander SA	979,281	8,054,364

Sweden 1.1%
Tele2 AB, Class B	921,055	7,503,080

Switzerland 9.4%
ABB Ltd.	1,023,823	13,229,086
EFG International	437,342	6,986,501
Nestle SA	557,487	20,165,739
Roche Holding AG	77,921	10,955,765
SGS SA	13,081	11,205,432

		62,542,523

United Kingdom 13.6%
G4S PLC	3,339,506	10,476,454
HSBC Holdings PLC	1,021,981	11,122,383
Man Group PLC	1,211,784	4,719,212
Prudential PLC	1,418,603	7,401,670
Reckitt Benckiser PLC	338,337	14,359,069
SABMiller PLC	611,529	9,933,412
Smith & Nephew PLC	1,585,350	11,820,734
Standard Chartered PLC (Rights, expiring 12/17/08) (a)	168,783	1,064,278
Standard Chartered PLC	511,977	6,693,072

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

	Number of
Description	Shares	Value

United Kingdom (continued)
Tesco PLC	2,904,552	$13,181,365

		90,771,649

Total Long-Term Investments 97.1%
(Cost $1,090,886,703)		646,081,850

Repurchase Agreements 3.1%
Banc of America Securities ($4,298,933 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $4,299,040)		4,298,933
Citigroup Global Markets, Inc. ($8,597,866 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $8,598,045)		8,597,866
JPMorgan Chase & Co. ($2,579,360 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $2,579,403)		2,579,360
State Street Bank & Trust Co. ($5,151,841 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $5,151,854)		5,151,841

Total Repurchase Agreements 3.1%
(Cost $20,628,000)		20,628,000

Total Investments 100.2%
(Cost $1,111,514,703)		666,709,850

Foreign Currency 0.2%
(Cost $1,034,464)		1,037,233

Liabilities in Excess of Other Assets (0.4%)		(2,436,485)

Net Assets 100.0%		$665,310,598

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $581,838,917 have been valued at their fair value as

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued
determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Diversified Banks	$73,137,534	11.0%
Electric Utilities	28,998,712	4.4
Pharmaceuticals	27,335,807	4.1
Health Care Equipment	27,252,598	4.1
Wireless Telecommunication Services	24,902,811	3.7
Heavy Electrical Equipment	22,611,429	3.4
Oil & Gas Exploration & Production	21,980,562	3.3
Diversified Commercial & Professional Services	21,681,886	3.3
Food Retail	21,154,388	3.2
Packaged Foods & Meats	20,165,739	3.0
Integrated Oil & Gas	19,473,557	2.9
Multi-Line Insurance	18,348,760	2.8
Apparel Retail	15,505,537	2.3
Apparel, Accessories & Luxury Goods	14,380,548	2.2
Household Products	14,359,069	2.2
Electronic Equipment Manufacturers	14,091,582	2.1
Industrial Machinery	12,407,235	1.9
Diversified Metals & Mining	11,773,857	1.8
Asset Management & Custody Banks	11,705,714	1.8

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

		Percent of
Industry	Value	Net Assets
Health Care Supplies	$10,924,076	1.6%
Diversified Chemicals	10,839,215	1.6
Life & Health Insurance	10,832,827	1.6
Real Estate Management & Development	10,397,952	1.6
Independent Power Producers & Energy Traders	10,306,673	1.5
Brewers	9,933,412	1.5
Hypermarkets & Super Centers	9,932,982	1.5
Soft Drinks	9,839,047	1.5
Office Electronics	9,747,803	1.5
Building Products	9,571,813	1.4
Biotechnology	9,527,954	1.4
Specialty Chemicals	9,443,197	1.4
Application Software	9,440,329	1.4
Electrical Components & Equipment	8,839,574	1.3
Publishing	8,479,643	1.3
Auto Parts & Equipment	8,370,091	1.3
Industrial Gases	8,062,324	1.2
Internet Retail	7,912,319	1.2
Construction & Farm Machinery & Heavy Trucks	7,714,768	1.2
Department Stores	7,545,758	1.1
Integrated Telecommunication Services	7,503,080	1.1
Communications Equipment	5,882,095	0.9
Industrial Conglomerates	5,331,895	0.8
Photographic Products	4,930,101	0.7
Construction & Engineering	4,482,679	0.7
Steel	4,301,831	0.6

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued

		Percent of
Industry	Value	Net Assets
Airlines	$3,164,330	0.5%
Coal & Consumable Fuels	1,556,757	0.2

	$646,081,850	97.1%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$58,792,630
Level 2 - Other Significant Observable Inputs	607,917,220
Level 3 - Significant Unobservable Inputs	-0-

Total	$666,709,850

Van Kampen International Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited) continued
Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

Van Kampen Equity Premium Income Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 108.6%
Aerospace & Defense 4.2%
BE Aerospace, Inc. (a)	31,459	$257,335
Boeing Co.	28,652	1,221,435
General Dynamics Corp.	42,108	2,175,720
Honeywell International, Inc.	42,279	1,177,893
L-3 Communications Holdings, Inc.	14,349	963,822
Lockheed Martin Corp.	21,720	1,674,829
Northrop Grumman Corp.	16,406	671,826
Precision Castparts Corp.	11,274	706,880
Raytheon Co.	9,678	472,286

		9,322,026

Agricultural Products 0.9%
Archer-Daniels-Midland Co.	76,843	2,103,961

Air Freight & Logistics 0.1%
UTI Worldwide, Inc. (British Virgin Islands)	16,280	174,522

Airlines 0.2%
AMR Corp. (a)	26,855	235,787
Continental Airlines, Inc., Class B (a)	3,032	44,510
US Airways Group, Inc. (a)	20,642	123,026

		403,323

Aluminum 0.1%
Alcoa, Inc.	25,589	275,338

Apparel, Accessories & Luxury Goods 0.8%
Jones Apparel Group, Inc.	19,599	100,543
Liz Claiborne, Inc.	15,004	42,761
Polo Ralph Lauren Corp., Class A	17,773	767,794
VF Corp.	14,874	777,761

		1,688,859

Apparel Retail 0.2%
Chico’s FAS, Inc. (a)	32,561	83,031

	Number of
Description	Shares	Value

Apparel Retail (continued)
Coldwater Creek, Inc. (a)	47,890	$91,949
Guess?, Inc.	8,063	106,673
Urban Outfitters, Inc. (a)	12,091	219,693

		501,346

Application Software 1.0%
Adobe Systems, Inc. (a)	25,294	585,809
Autodesk, Inc. (a)	44,679	741,225
Citrix Systems, Inc. (a)	5,150	137,299
Salesforce.com, Inc. (a)	24,681	706,370
Synopsys, Inc. (a)	663	10,628

		2,181,331

Asset Management & Custody Banks 1.4%
Bank of New York Mellon Corp.	35,810	1,081,820
Northern Trust Corp.	7,136	327,471
State Street Corp.	14,375	605,331
T. Rowe Price Group, Inc.	29,655	1,014,498

		3,029,120

Auto Parts & Equipment 0.1%
Autoliv, Inc.	9,967	190,270

Biotechnology 1.7%
Amgen, Inc. (a)	3,479	193,224
Gilead Sciences, Inc. (a)	77,603	3,475,838

		3,669,062

Brewers 0.6%
Molson Coors Brewing Co., Class B	28,455	1,265,394

Broadcasting & Cable TV 0.9%
Comcast Corp., Class A	113,314	1,964,865

Casinos & Gaming 0.1%
Las Vegas Sands Corp. (a)	2,944	15,221
Penn National Gaming, Inc. (a)	7,122	150,986

	Number of
Description	Shares	Value

Casinos & Gaming (continued)
Wynn Resorts Ltd. (a)	2,748	$109,425

		275,632

Commodity Chemicals 0.0%
Tronox, Inc., Class B	1,011	71

Communications Equipment 2.9%
Ciena Corp. (a)	33,903	250,882
Cisco Systems, Inc. (a)	237,842	3,933,907
Corning, Inc.	16,786	151,242
Motorola, Inc.	222,251	957,902
QUALCOMM, Inc.	34,052	1,143,125

		6,437,058

Computer & Electronics Retail 0.3%
GameStop Corp., Class A (a)	33,856	739,754

Computer Hardware 6.1%
Apple, Inc. (a)	27,032	2,505,055
Dell, Inc. (a)	62,651	699,812
Hewlett-Packard Co.	117,225	4,135,698
IBM Corp.	75,245	6,139,992

		13,480,557

Computer Storage & Peripherals 0.4%
EMC Corp. (a)	54,765	578,866
NetApp, Inc. (a)	12,756	172,206
QLogic Corp. (a)	22,244	236,231

		987,303

Construction & Engineering 0.4%
Jacobs Engineering Group, Inc. (a)	18,726	838,363

Construction & Farm Machinery & Heavy Trucks 1.5%
AGCO Corp. (a)	25,671	632,020
Deere & Co.	56,753	1,975,572
Joy Global, Inc.	32,622	759,766

	Number of
Description	Shares	Value

Construction & Farm Machinery & Heavy Trucks (continued)
Manitowoc Co., Inc.	6,703	$52,820

		3,420,178

Consumer Electronics 0.0%
Garmin Ltd. (Cayman Islands)	3,205	54,741

Consumer Finance 0.7%
American Express Co.	43,561	1,015,407
Discover Financial Services	57,263	585,800
First Marblehead Corp. (a)	28,522	39,646

		1,640,853

Data Processing & Outsourced Services 0.0%
Automatic Data Processing, Inc.	67	2,751

Department Stores 0.7%
J.C. Penney Co., Inc.	49,212	934,536
Macy’s, Inc.	80,710	598,868
Nordstrom, Inc.	8,728	99,237

		1,632,641

Diversified Banks 1.0%
U.S. Bancorp	61,744	1,665,853
Wells Fargo & Co.	15,435	445,917

		2,111,770

Diversified Chemicals 0.9%
Eastman Chemical Co.	8,908	293,073
FMC Corp.	37,245	1,627,607

		1,920,680

Diversified Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.	15,889	381,177
Rio Tinto PLC — ADR (United Kingdom)	4,204	420,400
Southern Copper Corp.	74,700	1,027,872

		1,829,449

	Number of
Description	Shares	Value

Drug Retail 1.8%
CVS Caremark Corp.	63,514	$1,837,460
Walgreen Co.	89,012	2,202,157

		4,039,617

Electric Utilities 2.1%
Edison International	12,202	407,547
Entergy Corp.	6,047	514,600
Exelon Corp.	34,483	1,938,289
FPL Group, Inc.	12,194	594,579
PPL Corp.	10,846	367,571
Southern Co.	23,914	868,557

		4,691,143

Electrical Components & Equipment 0.1%
General Cable Corp. (a)	13,262	218,956
SunPower Corp., Class A (a)	2,418	83,977

		302,933

Electronic Equipment Manufacturers 0.4%
Amphenol Corp., Class A	28,941	672,010
Mettler-Toledo International, Inc. (a)	3,699	304,243

		976,253

Fertilizers & Agricultural Chemicals 0.7%
Monsanto Co.	20,260	1,604,592

Food Retail 1.7%
Safeway, Inc.	74,014	1,613,505
SUPERVALU, Inc.	186,797	2,224,753
Whole Foods Market, Inc.	1,257	13,299

		3,851,557

Footwear 0.5%
Crocs, Inc. (a)	7,665	9,735
NIKE, Inc., Class B	21,290	1,133,692

		1,143,427

	Number of
Description	Shares	Value

Gas Utilities 0.7%
Energen Corp.	19,310	$594,748
Questar Corp.	27,677	890,923

		1,485,671

Health Care Distributors 0.2%
McKesson Corp.	9,652	337,241

Health Care Equipment 1.7%
Advanced Medical Optics, Inc. (a)	18,891	109,757
C.R. Bard, Inc.	18,805	1,542,574
Hologic, Inc. (a)	57,812	812,837
Kinetic Concepts, Inc. (a)	9,879	213,781
Stryker Corp.	30,072	1,170,402

		3,849,351

Health Care Services 2.7%
DaVita, Inc. (a)	20,915	1,050,979
Express Scripts, Inc. (a)	34,806	2,001,693
Medco Health Solutions, Inc. (a)	47,842	2,009,364
Quest Diagnostics, Inc.	20,782	967,818

		6,029,854

Health Care Supplies 0.3%
Fresenius Kabi Pharmaceuticals Holding, Inc. (rights, expiring 12/31/10) (a)	30,815	19,721
Inverness Medical Innovations, Inc. (a)	41,082	721,811

		741,532

Health Care Technology 0.5%
Cerner Corp. (a)	27,388	985,420
HLTH Corp. (a)	24,287	227,569

		1,212,989

Home Entertainment Software 0.1%
Electronic Arts, Inc. (a)	5,419	103,286

Home Furnishings 0.3%
Tempur-Pedic International, Inc.	93,356	652,558

	Number of
Description	Shares	Value

Hotels, Resorts & Cruise Lines 0.1%
Wyndham Worldwide Corp.	66,885	$319,710

Household Appliances 0.2%
Whirlpool Corp.	10,662	419,870

Household Products 1.9%
Clorox Co.	16,662	985,724
Energizer Holdings, Inc. (a)	18,530	804,573
Kimberly-Clark Corp.	43,907	2,537,385

		4,327,682

Human Resource & Employment Services 0.2%
Manpower, Inc.	14,382	452,745
Monster Worldwide, Inc. (a)	6,432	73,775

		526,520

Independent Power Producers & Energy Traders 0.3%
AES Corp. (a)	79,340	610,125

Industrial Conglomerates 1.2%
General Electric Co.	157,981	2,712,534

Industrial Machinery 0.5%
Parker Hannifin Corp.	24,486	1,005,885

Industrial REIT’s 0.0%
ProLogis	18,941	72,544

Insurance Brokers 0.4%
Aon Corp.	18,307	829,307

Integrated Oil & Gas 10.7%
Chevron Corp.	66,775	5,275,893
ConocoPhillips	94,077	4,940,924
Exxon Mobil Corp.	147,825	11,848,174
Hess Corp.	17,680	955,427
Marathon Oil Corp.	20,018	524,071

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Occidental Petroleum Corp.	5,022	$271,891

		23,816,380

Integrated Telecommunication Services 3.8%
AT&T, Inc.	217,471	6,210,972
FairPoint Communications, Inc.	1,637	5,729
Verizon Communications, Inc.	69,189	2,259,021

		8,475,722

Internet Retail 0.3%
Expedia, Inc. (a)	52,952	444,797
NutriSystem, Inc.	11,615	162,726

		607,523

Internet Software & Services 0.7%
Akamai Technologies, Inc. (a)	8,933	109,608
eBay, Inc. (a)	23,706	311,260
Google, Inc., Class A (a)	3,551	1,040,301
WebMD Health Corp., Class A (a)	8,001	153,459

		1,614,628

Investment Banking & Brokerage 1.1%
Charles Schwab Corp.	54,791	1,004,319
E*TRADE Financial Corp. (a)	144,564	195,161
Goldman Sachs Group, Inc.	12,207	964,231
Merrill Lynch & Co., Inc.	22,416	296,340

		2,460,051

IT Consulting & Other Services 0.3%
Accenture Ltd., Class A (Bermuda)	13,628	422,196
Cognizant Technology Solutions Corp., Class A (a)	9,152	175,718

		597,914

Life & Health Insurance 1.7%
Aflac, Inc.	39,233	1,816,488
MetLife, Inc.	55,904	1,607,799
Principal Financial Group, Inc.	9,553	131,927

	Number of
Description	Shares	Value

Life & Health Insurance (continued)
Prudential Financial, Inc.	9,439	$204,826

		3,761,040

Life Sciences Tools & Services 1.9%
Life Technologies Corp. (a)	57,844	1,509,728
Thermo Fisher Scientific, Inc. (a)	76,916	2,744,363

		4,254,091

Managed Health Care 1.7%
Aetna, Inc.	16,502	360,074
CIGNA Corp.	4,975	60,247
Health Net, Inc. (a)	13,925	125,464
Humana, Inc. (a)	55,280	1,671,114
WellPoint, Inc. (a)	46,518	1,656,041

		3,872,940

Movies & Entertainment 0.9%
News Corp., Class A	27,851	220,023
Time Warner, Inc.	29,646	268,296
Walt Disney Co.	63,693	1,434,367

		1,922,686

Multi-Line Insurance 1.5%
American Financial Group, Inc.	61,900	1,268,331
American International Group, Inc.	32,069	64,459
Hartford Financial Services Group, Inc.	27,912	235,856
Loews Corp.	65,908	1,805,220

		3,373,866

Oil & Gas Drilling 1.1%
ENSCO International, Inc.	5,587	181,075
Nabors Industries Ltd. (Bermuda) (a)	37,497	543,706
Patterson — UTI Energy, Inc.	36,856	460,331
Pride International, Inc. (a)	10,231	165,845
Transocean, Inc. (Cayman Islands) (a)	17,920	1,198,490

		2,549,447

	Number of
Description	Shares	Value

Oil & Gas Equipment & Services 2.3%
Halliburton Co.	59,018	$1,038,717
Helix Energy Solutions Group, Inc. (a)	7,839	50,405
National-Oilwell Varco, Inc. (a)	43,398	1,227,729
Schlumberger Ltd. (Netherlands Antilles)	25,056	1,271,341
Superior Energy Services, Inc. (a)	85,002	1,432,284

		5,020,476

Oil & Gas Exploration & Production 0.4%
Anadarko Petroleum Corp.	23,445	962,417

Oil & Gas Refining & Marketing 0.6%
Frontier Oil Corp.	7,725	92,236
Valero Energy Corp.	70,620	1,295,877

		1,388,113

Oil & Gas Storage & Transportation 0.3%
Overseas Shipholding Group, Inc.	11,862	439,606
Spectra Energy Corp.	9,148	148,746

		588,352

Other Diversified Financial Services 2.4%
Bank of America Corp.	164,078	2,666,267
Citigroup, Inc.	83,185	689,604
JPMorgan Chase & Co.	64,579	2,044,571

		5,400,442

Packaged Foods & Meats 2.0%
ConAgra Foods, Inc.	70,693	1,042,722
Kraft Foods, Inc., Class A	116,339	3,165,584
Tyson Foods, Inc., Class A	51,485	345,464

		4,553,770

Personal Products 0.0%
Bare Escentuals, Inc. (a)	12,818	60,501

Pharmaceuticals 4.9%
Bristol-Myers Squibb Co.	89,007	1,842,445

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	40,651	$2,381,335
Merck & Co., Inc.	139,762	3,734,441
Pfizer, Inc.	8,558	140,608
Schering-Plough Corp.	121,528	2,042,886
Wyeth	22,729	818,471

		10,960,186

Property & Casualty Insurance 3.7%
ACE Ltd. (Switzerland)	14,405	752,661
Allstate Corp.	35,918	913,754
Ambac Financial Group, Inc.	47,721	66,810
Chubb Corp.	14,621	750,935
CNA Financial Corp.	51,133	703,590
MBIA, Inc. (a)	15,908	93,062
Philadelphia Consolidated Holding Corp. (a)	45,549	2,798,986
Progressive Corp.	25,269	379,540
Travelers Cos., Inc.	39,582	1,727,754

		8,187,092

Publishing 0.2%
Meredith Corp.	20,436	329,837

Railroads 3.3%
Burlington Northern Santa Fe Corp.	43,328	3,319,358
CSX Corp.	64,020	2,384,105
Union Pacific Corp.	34,372	1,719,975

		7,423,438

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.	25,494	607,522

Regional Banks 0.1%
National City Corp.	69,777	140,252

	Number of
Description	Shares	Value

Residential REIT’s 0.1%
AvalonBay Communities, Inc.	4,895	$296,980

Restaurants 3.2%
Burger King Holdings, Inc.	47,426	1,020,133
McDonald’s Corp.	93,039	5,466,041
Panera Bread Co., Class A (a)	9,447	419,825
Starbucks Corp. (a)	13,534	120,859

		7,026,858

Retail REIT’s 0.3%
Simon Property Group, Inc.	12,794	607,715

Semiconductor Equipment 0.2%
MEMC Electronic Materials, Inc. (a)	25,575	384,136

Semiconductors 1.9%
Integrated Device Technology, Inc. (a)	27,977	144,641
Intel Corp.	176,944	2,441,827
LSI Corp. (a)	59,733	160,084
Maxim Integrated Products, Inc.	2,907	35,960
Micron Technology, Inc. (a)	40,518	111,019
Texas Instruments, Inc.	81,257	1,265,172

		4,158,703

Soft Drinks 1.2%
Coca-Cola Enterprises, Inc.	108,209	993,359
Pepsi Bottling Group, Inc.	65,131	1,178,220
PepsiAmericas, Inc.	35,849	600,829

		2,772,408

Specialized Finance 0.1%
Nasdaq Stock Market, Inc. (a)	11,821	254,151

Specialized REIT’s 0.2%
Plum Creek Timber Co., Inc.	11,179	397,861

	Number of
Description	Shares	Value

Specialty Stores 0.0%
Office Depot, Inc. (a)	28,194	$55,542

Steel 0.4%
Allegheny Technologies, Inc.	9,237	211,989
United States Steel Corp.	18,952	576,141

		788,130

Systems Software 3.5%
McAfee, Inc. (a)	19,009	576,543
Microsoft Corp.	211,629	4,279,139
Oracle Corp. (a)	184,692	2,971,694
VMware, Inc., Class A (a)	3,512	67,957

		7,895,333

Thrifts & Mortgage Finance 0.4%
Federal Home Loan Mortgage Corp.	10,165	11,995
Federal National Mortgage Association	58,353	67,690
MGIC Investment Corp.	81,874	222,697
PMI Group, Inc.	24,277	40,543
Radian Group, Inc.	166,465	451,120
Sovereign Bancorp, Inc. (a)	26,964	66,601
Washington Mutual, Inc.	10,496	514

		861,160

Tobacco 3.1%
Altria Group, Inc.	64,077	1,030,358
Lorillard, Inc.	22,139	1,337,860
Philip Morris International, Inc.	64,148	2,704,480
Reynolds American, Inc.	42,112	1,729,961

		6,802,659

Trucking 0.0%
Avis Budget Group, Inc. (a)	24,502	18,622

Wireless Telecommunication Services 1.2%
American Tower Corp., Class A (a)	45,883	1,249,853

	Number of
Description	Shares	Value

Wireless Telecommunication Services (continued)
Clearwire Corp., Class A (a)	101,517	$672,043
NII Holdings, Inc., Class B (a)	6,821	132,600
SBA Communications Corp., Class A (a)	36,589	577,740

		2,632,236

Total Long-Term Investments (b) 108.6%
(Cost $457,395,588)		241,868,579

Repurchase Agreements 4.8%
Banc of America Securities ($2,237,412 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $2,237,468)		2,237,412
Citigroup Global Markets, Inc. ($4,474,825 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $4,474,918)		4,474,825
JPMorgan Chase & Co. ($1,342,448 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $1,342,470)		1,342,448
State Street Bank & Trust Co. ($2,681,315 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $2,681,322)		2,681,315

Total Repurchase Agreements 4.8%
(Cost $10,736,000)		10,736,000

Total Investments 113.4%
(Cost $468,131,588)		252,604,579

Liabilities in Excess of Other Assets (0.5%)		(1,118,912)

Written Options (12.9%)		(28,764,250)

Net Assets 100.0%		$222,721,417

Percentages are calculated as a percentage of net assets.
(a)	Non-income producing security.

(b)	This Fund may designate up to 100% of its common stock investments to cover outstanding call options.
ADR — American Depositary Receipt
Written options outstanding as of November 30, 2008:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
Call — S&P 500 Index
December 2008	$750.00	12/20/08	500	$(3,058,500)	$(7,672,500)
Call — S&P 500 Index
December 2008	755.00	12/20/08	550	(3,228,351)	(8,192,250)
Call — S&P 500 Index
December 2008	760.00	12/20/08	650	(3,535,552)	(9,395,750)
Call — S&P 500 Index
December 2008	765.00	12/20/08	250	(1,349,250)	(3,503,750)

			1,950	$(11,171,653)	$(28,764,250)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$241,868,579	$(28,764,250)
Level 2 — Other Significant Observable Inputs	10,736,000	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$252,604,579	$(28,764,250)

*	Other financial instruments include futures, forwards, options, and swap contracts.
Security Valuation Investments in securities and written options listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Purchased options are valued at the last sale price while written options that are not listed on a securities exchange are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 96.6%
Apparel Retail 0.9%
Abercrombie & Fitch Co., Class A	1,617	$31,257

Asset Management & Custody Banks 2.0%
Franklin Resources, Inc.	1,122	68,161

Communications Equipment 3.7%
Cisco Systems, Inc. (a)	7,783	128,731

Computer Hardware 3.5%
Apple, Inc. (a)	1,284	118,988

Construction Materials 3.1%
Cemex SAB de CV — ADR (Mexico) (a)	965	6,707
Martin Marietta Materials, Inc.	1,136	99,559

		106,266

Consumer Finance 4.7%
American Express Co.	4,209	98,112
Redecard SA (Brazil)	5,451	63,314

		161,426

Data Processing & Outsourced Services 5.0%
MasterCard, Inc., Class A	1,189	172,762

Distillers & Vintners 3.2%
Diageo PLC — ADR (United Kingdom)	1,982	111,725

Food Retail 2.3%
Tesco PLC (United Kingdom)	17,788	80,725

Footwear 2.2%
NIKE, Inc., Class B	1,415	75,349

Gas Utilities 1.7%
Questar Corp.	1,795	57,781

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Health Care Supplies 5.4%
Alcon, Inc. (Switzerland)	1,246	$99,418
Millipore Corp. (a)	1,745	88,402

		187,820

Home Entertainment Software 1.8%
Nintendo Co., Ltd. (Japan)	200	61,908

Hypermarkets & Super Centers 2.7%
Costco Wholesale Corp.	1,841	94,756

Internet Retail 2.4%
Amazon.com, Inc. (a)	1,901	81,173

Internet Software & Services 5.4%
eBay, Inc. (a)	7,739	101,613
Google, Inc., Class A (a)	291	85,251

		186,864

Life Sciences Tools & Services 3.1%
Thermo Fisher Scientific, Inc. (a)	3,013	107,504

Multi-Line Insurance 2.4%
Loews Corp.	3,012	82,499

Multi-Sector Holdings 3.0%
Leucadia National Corp.	5,373	105,042

Oil & Gas Exploration & Production 4.3%
Ultra Petroleum Corp. (Canada) (a)	3,665	148,909

Other Diversified Financial Services 0.8%
BM&F BOVESPA SA (Brazil)	11,927	26,471

Property & Casualty Insurance 6.1%
Berkshire Hathaway, Inc., Class B (a)	60	209,940

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

	Number of
Description	Shares	Value

Railroads 6.3%
Burlington Northern Santa Fe Corp.	1,565	$119,895
Canadian National Railway Co. (Canada)	2,739	96,467

		216,362

Real Estate Management & Development 3.6%
Brookfield Asset Management, Inc., Class A (Canada)	8,468	122,532

Restaurants 6.5%
McDonald’s Corp.	1,883	110,626
Starbucks Corp. (a)	12,731	113,688

		224,314

Soft Drinks 2.1%
Dr. Pepper Snapple Group, Inc. (a)	4,574	73,824

Tobacco 8.4%
British American Tobacco PLC — ADR (United Kingdom)	1,755	91,997
Lorillard, Inc.	1,621	97,957
Philip Morris International, Inc.	2,334	98,402

		288,356

Total Long-Term Investments 96.6% (Cost $5,229,678)		3,331,445

Repurchase Agreements 0.7%
Banc of America Securities ($5,002 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $5,002)		5,002
Citigroup Global Markets, Inc. ($10,003 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $10,004)		10,003
JPMorgan Chase & Co. ($3,001 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $3,001)		3,001

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($5,994 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $5,994)	$5,994

Total Repurchase Agreements 0.7% (Cost $24,000)	24,000

Total Investments 97.3% (Cost $5,253,678)	3,355,445

Foreign Currency 0.0% (Cost $516)	505

Other Assets in Excess of Liabilities 2.7%	92,604

Net Assets 100.0%	$3,448,554

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $142,633 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(a) Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (''FAS 157’’), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen Core Growth Fund
Portfolio of Investments ▪ November 30, 2008 (Unaudited)
•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$3,250,720
Level 2 — Other Significant Observable Inputs	104,725
Level 3 — Significant Unobservable Inputs	-0-

Total	$3,355,445

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust II

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III

Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	January 20, 2009

By:	/s/ Stuart N. Schuldt

Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	January 20, 2009